Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Inventories costs included in cost of revenue	$ 2,574,000	$ 2,041,000
Inventory write-down	$ 0	$ 0